CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance, Value at Dec. 31, 2020	$ 4	$ 641,241	$ (392,317)	$ 73	$ 249,001
Balance, Shares at Dec. 31, 2020	4,156,017
Stock-based compensation expense		17,850			17,850
Shares issued upon exercise of stock options, value		1,639			1,639
Shares issued upon exercise of stock options, shares	11,399
Shares issued upon vesting of restricted stock units, value		2,935			2,935
Shares issued upon vesting of restricted stock units, shares	15,785
Net loss			(88,441)		(88,441)
Other comprehensive income				(431)	(431)
Balance, Value at Dec. 31, 2021	$ 4	708,634	(480,758)	(358)	227,522
Balance, Shares at Dec. 31, 2021	4,456,734
Sale of common stock under license agreement with Vifor International, value		44,966			44,969
Sale of common stock under license agreement with Vifor International, shares	273,533
Stock-based compensation expense		14,345			14,345
Shares issued upon exercise of stock options, value		311			311
Shares issued upon exercise of stock options, shares	4,026
Shares issued upon vesting of restricted stock units, value		3,389			3,389
Shares issued upon vesting of restricted stock units, shares	22,352
Net loss			(85,474)		(85,474)
Other comprehensive income				(1,314)	(1,314)
Balance, Value at Dec. 31, 2022	$ 4	726,679	(566,232)	(1,672)	158,779
Balance, Shares at Dec. 31, 2022	4,483,112
Stock-based compensation expense		2,972			2,972
Shares issued upon exercise of stock options, value	$ 1	559			560
Shares issued upon exercise of stock options, shares	7,768
Shares issued upon vesting of restricted stock units, value		381			381
Shares issued upon vesting of restricted stock units, shares	6,983
Net loss			(26,665)		(26,665)
Other comprehensive income				571	571
Balance, Value at Mar. 31, 2023	$ 5	730,591	(592,897)	(1,101)	136,598
Balance, Shares at Mar. 31, 2023	4,497,863
Balance, Value at Dec. 31, 2022	$ 4	726,679	(566,232)	(1,672)	158,779
Balance, Shares at Dec. 31, 2022	4,483,112
Net loss					(86,176)
Other comprehensive income				1,233
Balance, Value at Sep. 30, 2023	$ 5	738,484	(652,408)	(439)	85,642
Balance, Shares at Sep. 30, 2023	4,539,319
Balance, Value at Dec. 31, 2022	$ 4	726,679	(566,232)	(1,672)	158,779
Balance, Shares at Dec. 31, 2022	4,483,112
Net proceeds from sales of common stock under open market sales agreement		1,117			1,117
Net proceeds from sales of common stock under open market sales agreement (shares)	32,240
Stock-based compensation expense		12,710			12,710
Shares issued upon exercise of stock options, value	$ 1	559			$ 560
Shares issued upon exercise of stock options, shares	7,768				7,768
Shares issued upon vesting of restricted stock units, value		1,020			$ 1,020
Shares issued upon vesting of restricted stock units, shares	16,939
Net loss			(118,513)		(118,513)
Other comprehensive income				1,412	1,412
Balance, Value at Dec. 31, 2023	$ 5	742,085	(684,745)	(260)	57,085
Balance, Shares at Dec. 31, 2023	4,540,059
Balance, Value at Mar. 31, 2023	$ 5	730,591	(592,897)	(1,101)	136,598
Balance, Shares at Mar. 31, 2023	4,497,863
Stock-based compensation expense		3,116			3,116
Shares issued upon vesting of restricted stock units, value		326			326
Shares issued upon vesting of restricted stock units, shares	7,871
Net loss			(31,479)		(31,479)
Other comprehensive income				371	371
Balance, Value at Jun. 30, 2023	$ 5	734,033	(624,376)	(730)	108,932
Balance, Shares at Jun. 30, 2023	4,505,734
Net proceeds from sales of common stock under open market sales agreement		1,117			1,117
Net proceeds from sales of common stock under open market sales agreement (shares)	32,340
Stock-based compensation expense		3,171			3,171
Shares issued upon vesting of restricted stock units, value		163			163
Shares issued upon vesting of restricted stock units, shares	1,345
Net loss			(28,032)		(28,032)
Other comprehensive income				291	291
Balance, Value at Sep. 30, 2023	$ 5	738,484	(652,408)	(439)	85,642
Balance, Shares at Sep. 30, 2023	4,539,319
Balance, Value at Dec. 31, 2023	$ 5	742,085	(684,745)	(260)	57,085
Balance, Shares at Dec. 31, 2023	4,540,059
Stock-based compensation expense		1,660			1,660
Shares issued upon vesting of restricted stock units, value		1,685			1,685
Shares issued upon vesting of restricted stock units, shares	15,531
Net loss			(30,696)		(30,696)
Other comprehensive income				69	69
Balance, Value at Mar. 31, 2024	$ 5	745,430	(715,441)	(191)	29,803
Balance, Shares at Mar. 31, 2024	4,555,590
Balance, Value at Dec. 31, 2023	$ 5	742,085	(684,745)	(260)	57,085
Balance, Shares at Dec. 31, 2023	4,540,059
Net loss					(63,188)
Other comprehensive income				235
Balance, Value at Sep. 30, 2024	$ 5	748,660	(747,933)	(25)	707
Balance, Shares at Sep. 30, 2024	4,570,553
Balance, Value at Mar. 31, 2024	$ 5	745,430	(715,441)	(191)	29,803
Balance, Shares at Mar. 31, 2024	4,555,590
Stock-based compensation expense		1,507			1,507
Shares issued upon vesting of restricted stock units, value		234			234
Shares issued upon vesting of restricted stock units, shares	14,224
Net loss			(20,016)		(20,016)
Other comprehensive income				70	70
Balance, Value at Jun. 30, 2024	$ 5	747,171	(735,457)	(121)	11,598
Balance, Shares at Jun. 30, 2024	4,569,814
Stock-based compensation expense		1,338			1,338
Shares issued upon vesting of restricted stock units, value		151			151
Shares issued upon vesting of restricted stock units, shares	739
Net loss			(12,476)		(12,476)
Other comprehensive income				96	96
Balance, Value at Sep. 30, 2024	$ 5	$ 748,660	$ (747,933)	$ (25)	$ 707
Balance, Shares at Sep. 30, 2024	4,570,553